Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax charge/(credit)
Current year	£ 680	£ 605	£ 623
Adjustments in respect of prior years	42	(96)	(625)
Total	722	509	(2)
Deferred tax charge
Current year	239	43	19
Adjustments in respect of prior years	38	110	468
Total	277	153	487
Tax charge	£ 999	£ 662	£ 485